Goodwill and Intangible Assets - Identifiable intangible assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Original Cost	$ 46,400	$ 32,830
Accumulated Amortization	(14,551)	(12,033)
Net Book Value	31,849	20,797
Developed technology
Original Cost	32,620	30,570	$ 29,820
Accumulated Amortization	(13,503)	(11,266)	(8,454)
Net Book Value	19,117	19,304	21,366
Trade names and trademarks
Original Cost	2,080	2,000	2,000
Accumulated Amortization	(828)	(650)	(413)
Net Book Value	1,252	1,350	1,587
Customer Relationships [Member]
Original Cost	10,690
Accumulated Amortization	(45)
Net Book Value	10,645
Independent sales agency network
Original Cost		4,500	4,500
Accumulated Amortization		(4,500)	(1,569)
Net Book Value		0	2,931
Non-compete agreements
Original Cost	1,010	260	260
Accumulated Amortization	(175)	(117)	(53)
Net Book Value	$ 835	143	207
Identifiable intangible assets
Original Cost		37,330	36,580
Accumulated Amortization		(16,533)	(10,489)
Net Book Value		$ 20,797	$ 26,091